Business Divestitures - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Income/(loss) from discontinued operations, net of tax	$ (7)	$ 20	$ 3	$ 14	$ (3)	$ 16	$ 13	$ 30		$ 26		$ (13)
Former Publications operating segment
Discontinued Operations And Disposal Groups [Abstract]
Revenues												8
Operating loss												(26)
Loss from operations before income taxes												(26)
Benefit for income taxes												9
Loss from operations												(17)
Gain/(loss) on sale, net of tax									[1]	1	[1]	(5)	[1]
Income/(loss) from discontinued operations, net of tax										$ 1		$ (22)

[1]	The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.